Investments in associates and joint ventures (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Min
Disclosure of associates [line items]
Voting rights in associates	20.00%
Max
Disclosure of associates [line items]
Voting rights in associates	50.00%